Share- Based Compensation - Share-based compensation expense includes share options granted to employees and nonemployees (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 689	$ 86	$ 3,693	$ 222
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	(359)	25	2,008	79
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,048	10	$ 1,685	24
Cost of Services for Related-party Revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 51		$ 119
Predecessor Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					$ 297	$ 269
Predecessor Company | Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					105	195
Predecessor Company | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					33	16
Predecessor Company | Cost of Services for Related-party Revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					$ 159	$ 58